Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	11
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$264,514,833.05	0.6612871	$234,605,890.02	0.5865147	$29,908,943.03
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$877,164,833.05	0.7013672	$847,255,890.02	0.6774524	$29,908,943.03

Weighted Avg. Coupon (WAC)	3.16%		3.16%
Weighted Avg. Remaining Maturity (WARM)	47.29		46.38
Pool Receivables Balance	$923,483,003.32		$892,420,379.51
Remaining Number of Receivables	61,835		60,981

Adjusted Pool Balance	$896,066,528.24		$866,157,585.22

III. COLLECTIONS

Principal:
Principal Collections	$30,127,164.54
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$730,061.65
Total Principal Collections	$30,857,226.19

Interest:
Interest Collections	$2,366,429.20
Late Fees & Other Charges	$50,604.77
Interest on Repurchase Principal	$-
Total Interest Collections	$2,417,033.97

Collection Account Interest	$3,824.64
Reserve Account Interest	$404.57
Servicer Advances	$-

Total Collections	$33,278,489.37

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	11
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$33,278,489.37
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,278,489.37

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$769,569.17	$-	$769,569.17	$769,569.17
Collection Account Interest					$3,824.64
Late Fees & Other Charges					$50,604.77
Total due to Servicer					$823,998.58

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$149,891.74		$149,891.74
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$646,287.66		$646,287.66	$646,287.66

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$31,655,365.13

9. Regular Principal Distribution Amount:					$29,908,943.03

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$29,908,943.03
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$29,908,943.03	$29,908,943.03
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$29,908,943.03	$29,908,943.03

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,746,422.10

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,416,475.08
Beginning Period Amount	$27,416,475.08
Current Period Amortization	$1,153,680.78
Ending Period Required Amount	$26,262,794.29
Ending Period Amount	$26,262,794.29
Next Distribution Date Required Amount	$25,133,738.49

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	11
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.11%	2.18%	2.18%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.98%	60,360	98.63%	$880,201,955.17
30 - 60 Days	0.75%	459	1.00%	$8,915,014.83
61 - 90 Days	0.19%	118	0.27%	$2,414,342.53
91-120 Days	0.07%	42	0.10%	$854,113.50
121 + Days	0.00%	2	0.00%	$34,953.48
Total		60,981		$892,420,379.51

Delinquent Receivables 30+ Days Past Due
Current Period	1.02%	621	1.37%	$12,218,424.34
1st Preceding Collection Period	0.92%	571	1.24%	$11,427,692.90
2nd Preceding Collection Period	0.83%	519	1.11%	$10,660,941.17
3rd Preceding Collection Period	0.77%	493	1.02%	$10,149,989.37
Four-Month Average	0.89%		1.19%

Repossession in Current Period		34		$676,157.75
Repossession Inventory		89		$499,176.51

Current Charge-Offs
Gross Principal of Charge-Offs				$935,459.27
Recoveries				$(730,061.65)
Net Loss				$205,397.62

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.27%

Average Pool Balance for Current Period				$907,951,691.41

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.27%
1st Preceding Collection Period				0.60%
2nd Preceding Collection Period				0.82%
3rd Preceding Collection Period				1.17%
Four-Month Average				0.72%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	56	651	$10,238,064.17
Recoveries	63	478	$(4,532,388.23)
Net Loss			$5,705,675.94
Cumulative Net Loss as a % of Initial Pool Balance			0.44%

Net Loss for Receivables that have experienced a Net Loss *	36	534	$5,717,281.55
Average Net Loss for Receivables that have experienced a Net Loss			$10,706.52

Principal Balance of Extensions			$3,865,378.58
Number of Extensions			184

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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